Shareholder Report, Line Graph (Details)	12 Months Ended
Sep. 30, 2024 USD ($)
The Brinsmere Fund - Conservative ETF
Account Value [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Conservative ETF NAV
Account Value	$ 11,062
The Brinsmere Fund - Growth ETF
Account Value [Line Items]
Line Graph and Table Measure Name	The Brinsmere Fund - Growth ETF NAV
Account Value	$ 11,231
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,166
S&P Target Risk Moderate Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Moderate Index (TR)
Account Value	$ 11,043
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,166
S&P Target Risk Growth Index (TR) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Target Risk Growth Index (TR)
Account Value	$ 11,313